Description of Business and Nature of Operations	6 Months Ended
Jun. 30, 2026
Text block [abstract]
Description of Business and Nature of Operations
1.	Description of Business and Nature of Operations
Wheaton Precious Metals Corp. is a precious metal streaming company which generates its revenue primarily from the sale of precious metals (gold, silver and palladium) and cobalt. Wheaton Precious Metals Corp. (“Wheaton” or the “Company”), which is the ultimate parent company of its consolidated group, is incorporated and domiciled in Canada, and its principal place of business is at Suite 3500—1021 West Hastings Street, Vancouver, British Columbia, V6E 0C3. The Company trades on the Toronto Stock Exchange (“TSX”), the New York Stock Exchange (“NYSE”) and the London Stock Exchange (“LSE”) under the symbol WPM.
As of June 30, 2026, the Company has entered into 45
long-term agreements with 38 mining companies, comprised of 35 precious metal purchase agreements, or “PMPAs”,

three
ea
rly deposit PMPAs and

seven
royalty agreements. These agreements relate to precious metals and cobalt from

57
mining assets located in

19
countries, including 22 operating mines,

20
development stage
projects, and

15
exploration stage projects (including three in care and maintenance). Pursuant to the PMPAs, Wheaton acquires metal production from the counterparties for an initial upfront payment plus an additional cash payment for each ounce or pound delivered which is either a fixed price or fixed percentage of the market price by contract, generally at or below the prevailing market price.
The condensed interim consolidated financial statements of the Company for the three and six months ended June 30, 2026 (“Interim Financial Statements”) were authorized for issue as of August 6, 2026 in accordance with a resolution of the Board of Directors.